Subsidiary Guarantors (Details 2)	5 Months Ended
Dec. 31, 2013 item
Subsidiary Guarantors
Classes of stock, number	2
Class A common stock
Subsidiary Guarantors
Economic interests	100.00%
Votes per share entitled to stockholders	1
Class B common stock
Subsidiary Guarantors
Economic interests	0.00%
Votes per share entitled to stockholders	1
Issuers
Subsidiary Guarantors
Economic interest	25.30%
Existing Owners | Class A common stock
Subsidiary Guarantors
Ratio in which JEH Units and Class B common stock is exchanged for Class A common stock	1
Issuers | Guarantor Subsidiaries
Subsidiary Guarantors
Ownership percentage in subsidiary guarantors	100.00%
Existing Owners | Issuers
Subsidiary Guarantors
Economic interest (as a percent)	74.70%